Loans, Impaired Loans and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
13	Loans, Impaired Loans and Allowance for Credit Losses

(a)	Loans at amortized cost

	2023			2022
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$344,182	$1,084	$343,098	$349,279	$899	$348,380
Personal loans	104,170	2,414	101,756	99,431	2,137	97,294
Credit cards	17,109	1,237	15,872	14,518	1,083	13,435
Business and government	291,822	1,637	290,185	287,107	1,229	285,878
Total	$757,283	$6,372	$750,911	$750,335	$5,348	$744,987

(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2023	2022
Canada:
Residential mortgages	$290,253	$302,486
Personal loans	80,732	78,427
Credit cards	8,216	6,970
Business and government	114,991	105,277
	494,192	493,160
United States:
Personal loans	4,408	2,830
Business and government	61,342	66,680
	65,750	69,510
Mexico:
Residential mortgages	16,556	13,080
Personal loans	2,200	2,556
Credit cards	808	675
Business and government	26,466	23,744
	46,030	40,055
Chile:
Residential mortgages	21,499	19,441
Personal loans	5,081	4,766
Credit cards	3,654	2,921
Business and government	22,383	24,197
	52,617	51,325
Peru:
Residential mortgages	4,102	3,719
Personal loans	5,424	5,025
Credit cards	1,049	942
Business and government	12,004	12,819
	22,579	22,505
Colombia:
Residential mortgages	2,390	1,910
Personal loans	2,349	2,115
Credit cards	1,684	1,443
Business and government	6,327	5,541
	12,750	11,009
Other International:
Residential mortgages	9,382	8,643
Personal loans	3,976	3,712
Credit cards	1,698	1,568
Business and government	48,309	48,848
	63,365	62,771
Total loans	757,283	750,335
Acceptances (2)	18,628	19,494
Total loans and acceptances (3)	775,911	769,829
Allowance for credit losses	(6,462)	(5,379)
Total loans and acceptances net of allowance for credit losses	$769,449	$764,450

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	0.6% of acceptances reside outside Canada (October 31, 2022 – 0.4%).
(3)
Loans and acceptances denominated in U
.
S
.
dollars were $151,499 (2022 – $158,715), in Chilean pesos $41,499 (2022 – $39,418), Mexican pesos $34,894 (2022 – $29,194), and in other foreign currencies $55,855 (2022 – $51,445).

(c)	Loan maturities

As at October 31, 2023	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$47,610	$254,546	$15,830	$23,946	$2,250	$344,182	$98,606	$242,589	$2,987	$344,182
Personal loans	18,279	37,875	5,593	1,189	41,234	104,170	44,913	58,002	1,255	104,170
Credit cards	–	–	–	–	17,109	17,109	–	17,109	–	17,109
Business and government	149,625	131,039	5,493	339	5,326	291,822	177,428	112,583	1,811	291,822
Total	$215,514	$423,460	$26,916	$25,474	$65,919	$757,283	$320,947	$430,283	$6,053	$757,283
Allowance for credit losses	–	–	–	–	(6,372)	(6,372)	–	–	(6,372)	(6,372)
Total loans net of allowance for credit losses	$215,514	$423,460	$26,916	$25,474	$59,547	$750,911	$320,947	$430,283	$(319)	$750,911

As at October 31, 2022	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$41,557	$269,576	$13,011	$24,487	$648	$349,279	$114,060	$232,519	$2,700	$349,279
Personal loans	15,772	37,279	5,328	1,282	39,770	99,431	41,883	56,707	841	99,431
Credit cards	–	–	–	–	14,518	14,518	–	14,518	–	14,518
Business and government	148,094	128,114	5,334	386	5,179	287,107	166,236	119,361	1,510	287,107
Total	$205,423	$434,969	$23,673	$26,155	$60,115	$750,335	$322,179	$423,105	$5,051	$750,335
Allowance for credit losses	–	–	–	–	(5,348)	(5,348)	–	–	(5,348)	(5,348)
Total loans net of allowance for credit losses	$205,423	$434,969	$23,673	$26,155	$54,767	$744,987	$322,179	$423,105	$(297)	$744,987

(d)	Impaired loans (1)

	2023			2022
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net

Residential mortgages	$1,864	$498	$1,366	$1,386	$406	$980
Personal loans	1,176	664	512	848	551	297
Credit cards	–	–	–	–	–	–
Business and government	2,686	719	1,967	2,552	678	1,874
Total	$5,726	$1,881	$3,845	$4,786	$1,635	$3,151
By geography:
Canada	$1,564	$514	$1,050	$1,054	$440	$614
United States	–	–	–	–	–	–
Mexico	1,183	372	811	1,020	294	726
Peru	691	372	319	761	352	409
Chile	1,098	264	834	740	202	538
Colombia	356	97	259	301	67	234
Other International	834	262	572	910	280	630
Total	$5,726	$1,881	$3,845	$4,786	$1,635	$3,151

(1)	Interest income recognized on impaired loans during the year ended October 31, 2023 was $57 (2022 – $44).

(e)	Allowance for credit losses
(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of a set of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;
•	Changes in the volumes of transactions;
•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates and house price indices, which are closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and
•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the determination of the allowance for credit losses to capture, as described above, all relevant risk factors up to the end of the reporting period. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models.
Over the last year, both the Canadian and U.S. economies proved resilient in the face of monetary tightening, driven largely by resilient labour markets, strong consumption and pent-up
demand. This economic resilience and resulting inflationary pressures necessitated more monetary policy tightening than anticipated a year ago. Therefore, while economic growth for both countries in 2023 is now expected to be higher relative to a year ago, growth projections for 2024 have been revised down to reflect the impact of higher policy rates on their economies. This is more evident for Canada given the impacts of wildfires, floods, and strikes, while the U.S. consumer remains relatively more robust. Despite this additional tightening and downward revisions, both economies’ labour markets have remained resilient, supporting a base case forecast of slowing growth into 2024 without a large-scale contraction. In line with recent progress on the inflation front and the expected economic stalling, the base case scenario sees inflation measures in both countries returning to targets by 2025 without additional monetary policy tightening.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario is based on the recent banking sector turmoil in the U.S. and Europe, and features deteriorating private sector financial conditions and confidence. These are reducing economic activity and inflation worldwide from the base case scenario, requiring central banks to reduce their monetary policy rates to mitigate the decline in economic activity and prevent inflation from falling below targeted ranges. Lastly, the very pessimistic scenario features a strong stagflationary impulse that leads to a protracted period of financial market uncertainty. This results in higher inflation, requiring central banks to raise their policy rate to higher levels than in the base case in order to bring inflation under control, which is dampening economic activity.
In light of mounting risks in the global economy, including heightened geopolitical tensions, sovereign yield volatility, and weather-related events, the Bank increased the weight of the pessimistic scenarios in calculating the allowance for credit losses on performing loans compared to the prior year, to capture the elevated downside risk to the outlook.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view
.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	0.7	2.9	1.3	4.2	-2.2	3.5	-4.3	3.9
Consumer price index, y/y %	2.8	2.0	2.8	2.5	1.8	1.6	6.4	2.2
Unemployment rate, average %	6.0	5.7	5.7	4.2	7.6	6.3	9.7	6.6
Bank of Canada overnight rate target, average %	4.8	2.6	4.8	3.5	3.6	1.4	5.8	3.3
HPI – Housing Price Index, y/y % change	-1.9	1.4	-1.4	2.9	-5.5	2.2	-6.8	1.5
USD/CAD exchange rate, average	1.27	1.24	1.27	1.22	1.41	1.26	1.47	1.28

U.S.
Real GDP growth, y/y % change	1.0	1.9	1.5	2.7	-2.0	2.7	-3.8	3.0
Consumer price index, y/y %	3.2	2.2	3.5	2.6	1.9	1.8	7.0	2.5
Target federal funds rate, upper limit, average %	5.3	2.5	5.4	3.4	4.2	0.8	6.3	3.1
Unemployment rate, average %	4.1	4.5	3.9	4.1	5.6	5.0	7.2	5.2

Mexico
Real GDP growth, y/y % change	1.7	2.2	2.6	3.3	-0.2	2.7	-2.8	3.2
Unemployment rate, average %	3.7	3.9	3.6	3.2	4.7	4.1	6.8	4.9

Chile
Real GDP growth, y/y % change	1.3	2.9	2.8	4.6	-0.9	3.5	-3.1	4.1
Unemployment rate, average %	8.5	7.0	8.2	6.3	9.6	7.3	11.3	7.6

Peru
Real GDP growth, y/y % change	1.9	2.7	2.7	3.9	0.8	3.1	-1.4	3.6
Unemployment rate, average %	6.9	7.0	6.2	5.1	8.3	7.3	11.6	8.8

Colombia
Real GDP growth, y/y % change	2.4	3.0	3.7	4.3	1.4	3.4	-0.9	3.9
Unemployment rate, average %	9.2	9.9	8.6	7.9	11.1	10.3	15.6	12.3

Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.5	4.9	2.8	4.2	0.5	4.7

Global
WTI oil price, average USD/bbl	78	66	84	82	68	63	62	61
Copper price, average USD/lb	3.97	5.01	4.11	5.65	3.70	4.89	3.56	4.83
Global GDP, y/y % change	2.75	2.45	3.62	3.48	0.10	3.10	-1.48	3.45

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI – Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USD/CAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25

U.S.
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7

Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4

Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0

Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2

Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3

Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8

Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to
$4,719
million
(2022 – $
3,847 million) from $4,510 million (2022 – $3,609
million).
If the Bank was to only use the very pessimistic scenario for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be
$786
million (2022 –
$1,096
million) higher than the reported allowance for credit losses as at October 31, 2023, excluding the consideration of changes in qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $553 million (2022 – $521 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2022	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2023
Residential mortgages	$899	$212	$(66)	$39	$1,084
Personal loans	2,137	1,377	(1,180)	80	2,414
Credit cards	1,083	1,017	(916)	53	1,237
Business and government	1,368	825	(290)	(27)	1,876
	$5,487	$3,431	$(2,452)	$145	$6,611
Presented as:
Allowance for credit losses on loans	$5,348				$6,372
Allowance for credit losses on acceptances	31				90
Allowance for credit losses on off-balance sheet exposures	108				149

(1)	Excludes amounts associated with other assets of $(9). The provision for credit losses, net of these amounts, is $3,422.

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2022
Residential mortgages	$802	$85	$(45)	$57	$899
Personal loans	2,341	615	(863)	44	2,137
Credit cards	1,211	469	(612)	15	1,083
Business and government	1,374	213	(206)	(13)	1,368
	$5,728	$1,382	$(1,726)	$103	$5,487
Presented as:
Allowance for credit losses on loans	$5,626				$5,348
Allowance for credit losses on acceptances	37				31
Allowance for credit losses on off-balance sheet exposures	65				108

Allowance	for credit losses on loans

As at October 31, 2023 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$265	$321	$498	$1,084
Personal loans	647	1,103	664	2,414
Credit cards	414	823	–	1,237
Business and government	535	383	719	1,637
Total (1)	$1,861	$2,630	$1,881	$6,372

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $
257
.

As at October 31, 2022 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $151.

The following table presents the changes to the allowance for credit losses on loans.

	As at October 31, 2023				As at October 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$197	$296	$406	$899	$152	$276	$374	$802
Provision for credit losses
Remeasurement (1)	(125)	74	253	202	(54)	43	80	69
Newly originated or purchased financial assets	35	–	–	35	34	–	–	34
Derecognition of financial assets and maturities	(9)	(16)	–	(25)	(5)	(13)	–	(18)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	183	(138)	(45)	–	65	(52)	(13)	–
Stage 2	(35)	149	(114)	–	(9)	46	(37)	–
Stage 3	–	(62)	62	–	–	(19)	19	–
Gross write-offs	–	–	(97)	(97)	–	–	(73)	(73)
Recoveries	–	–	31	31	–	–	28	28
Foreign exchange and other movements (6)	19	18	2	39	14	15	28	57

Balance at end of year (2)	$265	$321	$498	$1,084	$197	$296	$406	$899
Personal loans
Balance at beginning of the year	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Provision for credit losses
Remeasurement (1)	(727)	1,027	964	1,264	(579)	441	609	471
Newly originated or purchased financial assets	376	–	–	376	338	–	–	338
Derecognition of financial assets and maturities	(91)	(172)	–	(263)	(76)	(118)	–	(194)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	618	(603)	(15)	–	467	(457)	(10)	–
Stage 2	(212)	297	(85)	–	(133)	192	(59)	–
Stage 3	(10)	(392)	402	–	(5)	(221)	226	–
Gross write-offs	–	–	(1,417)	(1,417)	–	–	(1,116)	(1,116)
Recoveries	–	–	237	237	–	–	253	253
Foreign exchange and other movements (6)	28	25	27	80	9	13	22	44

Balance at end of year (2)	$647	$1,103	$664	$2,414	$665	$921	$551	$2,137
Credit cards
Balance at beginning of the year	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Provision for credit losses
Remeasurement (1)	(300)	614	653	967	(176)	141	449	414
Newly originated or purchased financial assets	188	–	–	188	146	–	–	146
Derecognition of financial assets and maturities	(65)	(73)	–	(138)	(51)	(40)	–	(91)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	273	(273)	–	–	240	(240)	–	–
Stage 2	(140)	140	–	–	(77)	77	–	–
Stage 3	–	(255)	255	–	–	(152)	152	–
Gross write-offs	–	–	(1,113)	(1,113)	–	–	(791)	(791)
Recoveries	–	–	197	197	–	–	179	179
Foreign exchange and other movements (6)	22	23	8	53	2	2	11	15

Balance at end of year (2)	$414	$823	$–	$1,237	$436	$647	$–	$1,083
Total retail loans
Balance at beginning of the year	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Provision for credit losses	–	–	–	–	–	–	–	–
Remeasurement (1)	(1,152)	1,715	1,870	2,433	(809)	625	1,138	954
Newly originated or purchased financial assets	599	–	–	599	518	–	–	518
Derecognition of financial assets and maturities	(165)	(261)	–	(426)	(132)	(171)	–	(303)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):	–	–	–	–	–	–	–	–
Stage 1	1,074	(1,014)	(60)	–	772	(749)	(23)	–
Stage 2	(387)	586	(199)	–	(219)	315	(96)	–
Stage 3	(10)	(709)	719	–	(5)	(392)	397	–
Gross write-offs	–	–	(2,627)	(2,627)	–	–	(1,980)	(1,980)
Recoveries	–	–	465	465	–	–	460	460
Foreign exchange and other movements (6)	69	66	37	172	25	30	61	116

Balance at end of year (2)	$1,326	$2,247	$1,162	$4,735	$1,298	$1,864	$957	$4,119
Business and government
Balance at beginning of the year	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Provision for credit losses
Remeasurement (1)	168	172	427	767	(79)	(36)	302	187
Newly originated or purchased financial assets	467	–	–	467	310	–	–	310
Derecognition of financial assets and maturities	(391)	(50)	(31)	(472)	(255)	(89)	(30)	(374)
Changes in models and methodologies	–	–	–	–	30	57	–	87
Transfer to (from):
Stage 1	108	(108)	–	–	118	(118)	–	–
Stage 2	(52)	63	(11)	–	(27)	29	(2)	–
Stage 3	–	(8)	8	–	–	(8)	8	–
Gross write-offs	–	–	(355)	(355)	–	–	(318)	(318)
Recoveries	–	–	65	65	–	–	112	112
Foreign exchange and other movements	13	14	(50)	(23)	13	15	(32)	(4)
Balance at end of period including off-balance sheet exposures (2)	$635	$403	$748	$1,786	$322	$320	$695	$1,337
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	100	20	29	149	67	24	17	108

Balance at end of year (2)	$535	$383	$719	$1,637	$255	$296	$678	$1,229

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $378 (2022 – $274).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2023, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and Stage 3 was $2,096 and $798 respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.

(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$202,322	$957	$–	$203,279	$208,526	$635	$–	$209,161
Low	88,909	877	–	89,786	90,745	1,172	–	91,917
Medium	19,758	1,385	–	21,143	18,399	1,032	–	19,431
High	3,424	3,428	–	6,852	2,759	2,680	–	5,439
Very high	63	2,242	–	2,305	53	1,429	–	1,482
Loans not graded (2)	17,792	1,161	–	18,953	19,276	1,187	–	20,463
Default	–	–	1,864	1,864	–	–	1,386	1,386
Total	332,268	10,050	1,864	344,182	339,758	8,135	1,386	349,279
Allowance for credit losses	265	321	498	1,084	197	296	406	899
Carrying value	$332,003	$9,729	$1,366	$343,098	$339,561	$7,839	$980	$348,380

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,849	$211	$–	$30,060	$30,098	$285	$–	$30,383
Low	27,594	558	–	28,152	27,284	685	–	27,969
Medium	8,725	599	–	9,324	8,789	1,464	–	10,253
High	8,369	3,529	–	11,898	7,059	2,275	–	9,334
Very high	125	2,177	–	2,302	81	1,655	–	1,736
Loans not graded (2)	19,427	1,831	–	21,258	17,371	1,537	–	18,908
Default	–	–	1,176	1,176	–	–	848	848
Total	94,089	8,905	1,176	104,170	90,682	7,901	848	99,431
Allowance for credit losses	647	1,103	664	2,414	665	921	551	2,137
Carrying value	$93,442	$7,802	$512	$101,756	$90,017	$6,980	$297	$97,294

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,989	$42	$–	$2,031	$1,813	$47	$–	$1,860
Low	3,329	89	–	3,418	2,756	159	–	2,915
Medium	4,262	116	–	4,378	3,434	190	–	3,624
High	3,239	1,310	–	4,549	3,042	998	–	4,040
Very high	38	820	–	858	36	587	–	623
Loans not graded (1)	1,290	585	–	1,875	997	459	–	1,456
Default	–	–	–	–	–	–	–	–
Total	14,147	2,962	–	17,109	12,078	2,440	–	14,518
Allowance for credit losses	414	823	–	1,237	436	647	–	1,083
Carrying value	$13,733	$2,139	$–	$15,872	$11,642	$1,793	$–	$13,435

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$104,488	$3	$–	$104,491	$98,973	$6	$–	$98,979
Low	20,037	1	–	20,038	19,196	9	–	19,205
Medium	8,518	11	–	8,529	7,880	44	–	7,924
High	3,814	421	–	4,235	3,700	307	–	4,007
Very high	68	296	–	364	34	354	–	388
Loans not graded (1)	9,522	1,894	–	11,416	8,316	1,667	–	9,983
Default	–	–	–	–	–	–	–	–
Carrying value	$146,447	$2,626	$–	$149,073	$138,099	$2,387	$–	$140,486

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$338,648	$1,213	$–	$339,861	$339,410	$973	$–	$340,383
Low	139,869	1,525	–	141,394	139,981	2,025	–	142,006
Medium	41,263	2,111	–	43,374	38,502	2,730	–	41,232
High	18,846	8,688	–	27,534	16,560	6,260	–	22,820
Very high	294	5,535	–	5,829	204	4,025	–	4,229
Loans not graded (2)	48,031	5,471	–	53,502	45,960	4,850	–	50,810
Default	–	–	3,040	3,040	–	–	2,234	2,234
Total	586,951	24,543	3,040	614,534	580,617	20,863	2,234	603,714
Allowance for credit losses	1,326	2,247	1,162	4,735	1,298	1,864	957	4,119
Carrying value	$585,625	$22,296	$1,878	$609,799	$579,319	$18,999	$1,277	$599,595

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$160,148	$1,205	$–	$161,353	$162,696	$1,775	$–	$164,471
Non-Investment grade	114,192	7,705	–	121,897	105,251	9,563	–	114,814
Watch list	28	3,340	–	3,368	22	2,890	–	2,912
Loans not graded (2)	2,500	18	–	2,518	2,346	12	–	2,358
Default	–	–	2,686	2,686	–	–	2,552	2,552
Total	276,868	12,268	2,686	291,822	270,315	14,240	2,552	287,107
Allowance for credit losses	535	383	719	1,637	255	296	678	1,229
Carrying value	$276,333	$11,885	$1,967	$290,185	$270,060	$13,944	$1,874	$285,878

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$240,044	$1,673	$–	$241,717	$222,734	$1,502	$–	$224,236
Non-investment grade	62,634	5,288	–	67,922	62,827	4,534	–	67,361
Watch list	1	1,103	–	1,104	4	604	–	608
Loans not graded (2)	5,205	–	–	5,205	4,573	–	–	4,573
Default	–	–	109	109	–	–	139	139
Total	307,884	8,064	109	316,057	290,138	6,640	139	296,917
Allowance for credit losses	100	20	29	149	67	24	17	108
Carrying value	$307,784	$8,044	$80	$315,908	$290,071	$6,616	$122	$296,809

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at October 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$400,192	$2,878	$–	$403,070	$385,430	$3,277	$–	$388,707
Non-investment grade	176,826	12,993	–	189,819	168,078	14,097	–	182,175
Watch list	29	4,443	–	4,472	26	3,494	–	3,520
Loans not graded (2)	7,705	18	–	7,723	6,919	12	–	6,931
Default	–	–	2,795	2,795	–	–	2,691	2,691
Total	584,752	20,332	2,795	607,879	560,453	20,880	2,691	584,024
Allowance for credit losses	635	403	748	1,786	322	320	695	1,337
Carrying value	$584,117	$19,929	$2,047	$606,093	$560,131	$20,560	$1,996	$582,687

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due
or
fully secured and collection efforts are reasonably expected to result in repayment or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2023 (2)				2022 (2)
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (3)	Total	31 – 60 days	61 – 90 days	91 days and greater (3)	Total
Residential mortgages	$1,329	$617	$–	$1,946	$1,015	$482	$–	$1,497
Personal loans	648	360	–	1,008	505	254	–	759
Credit cards	238	157	345	740	173	113	249	535
Business and government	159	57	–	216	122	47	–	169
Total	$2,374	$1,191	$345	$3,910	$1,815	$896	$249	$2,960

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular aging of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2023	2022
Unpaid principal balance (1)	$307	$309
Credit related fair value adjustments	(87)	(70)
Carrying value	220	239
Stage 3 allowance	(1)	(2)
Carrying value net of related allowance	$219	$237

(1)	Represents principal amount owed net of write-offs.